Earnings /(Loss) per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

13.        Earnings / (Loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 972,551, as at December 31, 2015, and 361,442 as at December 31, 2014 (Note 10), received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during 2015, 2014 and 2013 amounted to $739, $7,534 and $29,674, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued as determined in accordance with the antidilution sequencing provisions of ASC 260. For 2015 and 2013 and on the basis that the Company incurred losses, the effect of the incremental shares assumed issued would have been anti-dilutive and therefore basic and diluted losses per share are the same amount. For 2014, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provision of ASC 260, was anti-dilutive.

	2015		2014		2013
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$(17,531)	$(17,531)	$3,238	$3,238	$(57,346)	$(57,346)
Less distributed earnings allocated to restricted shares	-	-	(50)	(50)	-	-
Net income/ (loss) available to common stockholders	(17,531)	(17,531)	3,188	3,188	(57,346)	(57,346)

Weighted average number of common shares, basic	72,876,441	72,876,441	51,645,071	51,645,071	33,159,328	33,159,328
Effect of dilutive restricted shares	-	-	-	-	-	-
Weighted average number of common shares, diluted	72,876,441	72,876,441	51,645,071	51,645,071	33,159,328	33,159,328

Earnings / (loss) per common share, basic and diluted	$(0.24)	$(0.24)	$0.06	$0.06	$(1.73)	$(1.73)